SCHEDULE OF INVESTMENTS
Thornburg Short Duration Municipal Fund	December 31, 2023 (Unaudited)

	ISSUER-DESCRIPTION	Principal Amount	VALUE
	LONG-TERM MUNICIPAL BONDS — 97.8%
	Alabama — 2.3%
	Chatom (Powersouth Energy Cooperative Projects; Insured: AGM) IDB, 5.00% due 8/1/2025	$ 425,000	$ 438,518
[a]	Chatom (PowerSouth Energy Cooperative; SPA National Rural Utilities Cooperative Finance) IDB, Series A, 4.00% due 8/1/2037 (put 2/1/2024)	1,500,000	1,501,026
[a]	City of Mobile Alabama (Alabama Power Co.) IDB, Series C, 3.78% due 6/1/2034 (put 6/16/2026)	1,000,000	1,001,233
	Arizona — 0.8%
	Arizona (Banner Health Obligated Group) HFA,
	Series B,
[a]	4.12% (MUNIPSA + 0.25%) due 1/1/2046 (pre-refunded 11/4/2025)	155,000	155,213
[a]	4.12% (MUNIPSA + 0.25%) due 1/1/2046 (put 11/4/2026)	845,000	840,911
	California — 0.3%
	California (PIH Health, Inc. Obligated Group) HFFA, Series A, 5.00% due 6/1/2027	365,000	385,750
	Colorado — 2.8%
[a]	Adams County Housing Authority (647 Oat LLLP), 4.50% due 5/1/2042 (put 5/1/2026)	1,000,000	1,015,210
	Colorado (Northern Colorado Medical Center) HFA ETM, 5.00% due 5/15/2025	565,000	580,045
[a]	E-470 Public Highway Authority, Series B, 3.961% (SOFR + 0.35%) due 9/1/2039 (put 9/1/2024)	2,000,000	2,002,510
	Connecticut — 0.9%
	City of New Haven (Insured: AGM) GO, Series B, 5.00% due 2/1/2026 - 2/1/2027	1,150,000	1,210,397
	Florida — 5.2%
[a]	Broward County Housing Finance Authority (Pinnacle 441 Phase 2 LLC), 4.05% due 9/1/2056 (put 3/1/2026)	500,000	509,043
	City of Orlando (Senior Tourist Development; Insured: AGM), Series A, 5.00% due 11/1/2025	1,000,000	1,039,244
	County of Manatee (Public Utilities System Improvements), 5.00% due 10/1/2026	370,000	380,110
	Florida Development Finance Corp. (Mater Academy Miami-Dade Osceola County Facilities Obligated Group), Series A, 5.00% due 6/15/2025 - 6/15/2027	770,000	798,094
[a]	Florida Housing Finance Corp. (Hampton Point Preservation Ltd.), Series E, 5.00% due 5/1/2026 (put 5/1/2025)	1,000,000	1,022,561
[a]	Miami-Dade County Housing Finance Authority (Fairfield Miami Gardens LP), Series B, 4.05% due 9/1/2026 (put 9/1/2025)	1,000,000	1,010,869
[a]	Miami-Dade County Housing Finance Authority (Quail Roost Transit Village I Ltd.), 5.00% due 9/1/2026 (put 9/1/2025)	1,000,000	1,033,627
	Orange County (AdventHealth Obligated Group) HFA,
	Series C,
[a]	5.00% due 11/15/2052 (pre-refunded 11/15/2026)	55,000	58,635
[a]	5.00% due 11/15/2052 (put 11/15/2026)	820,000	864,815
	Georgia — 6.4%
[a]	Bartow County Development Authority (Georgia Power Co.), 3.95% due 12/1/2032 (put 3/8/2028)	1,300,000	1,323,959
[a]	Development Authority of Burke County (Georgia Power Co.), Series REMK, 3.80% due 10/1/2032 (put 5/21/2026)	1,000,000	1,008,580
[a]	Development Authority of Burke County (Georigia Power Co.), 2.925% due 11/1/2048 (put 3/12/2024)	1,025,000	1,023,665
	Main Street Natural Gas, Inc. (Guaranty: Citigroup, Inc.), Series A, 5.00% due 6/1/2024	550,000	552,339
	Main Street Natural Gas, Inc. (Guaranty: Macquarie Group Ltd.), Series A, 5.00% due 5/15/2024	1,500,000	1,505,749
	Private Colleges & Universities Authority (Corp. of Mercer University), 5.00% due 10/1/2024 - 10/1/2026	870,000	902,807
	Savannah (International Paper Co.) EDA, Series B, 1.90% due 8/1/2024	2,000,000	1,977,728
	Guam — 0.3%
	Guam Waterworks Authority (Water & Wastewater System), 5.00% due 7/1/2024	350,000	352,126
	Hawaii — 0.8%
[a]	City & County of Honolulu (Komohale Maunakea Venture LP), 5.00% due 6/1/2027 (put 6/1/2026)	1,000,000	1,036,183
	Illinois — 10.7%
	Chicago Park District GO, Series A, 5.00% due 1/1/2027	825,000	857,711
	City of Chicago (Water System), 5.00% due 11/1/2024 - 11/1/2027	1,560,000	1,606,669
	Clinton Bond Fayette Etc Counties Community College District No. 501 Kaskaskia (Insured: AGM) GO, 5.00% due 12/1/2027	220,000	235,520
	Cook County (Capital Improvement Plan) GO, Series A, 5.00% due 11/15/2024	1,000,000	1,018,026
[a]	Illinois (Collateralized: GNMA, FNMA, FHLMC) HDA, Series G, 3.50% due 10/1/2054 (put 6/4/2024)	2,000,000	2,002,950
[a]	Illinois (Anchor Senior Living 2021 LP) HDA, Series A, 4.00% due 11/1/2042 (put 5/1/2025)	2,000,000	2,001,002
[a]	Illinois (South Shore IL Preservation LP) HDA, 4.00% due 6/1/2026 (put 6/1/2025)	550,000	553,069
	Illinois Finance Authority (NorthShore University HealthSystem Obligated Group), Series A, 5.00% due 8/15/2027	500,000	540,200
	Metropolitan Pier & Exposition Authority, Series A, 5.00% due 12/15/2028	440,000	473,625
	Southern Illinois University (Insured: BAM), Series A, 5.00% due 4/1/2025 - 4/1/2026	695,000	715,071
	State of Illinois (State Facilities Improvements) GO, Series D, 5.00% due 11/1/2024	1,000,000	1,012,371
	State of Illinois GO,
	Series A, 5.00% due 3/1/2024	800,000	801,892
	Series B, 5.00% due 3/1/2025 - 9/1/2027	1,995,000	2,097,462
	Indiana — 4.7%
	City of Rockport (AEP Generating Co.; Guaranty: American Electric Power Co.), Series A, 3.125% due 7/1/2025	1,000,000	989,803
[a]	Indiana Finance Authority (Republic Services, Inc.), Series B, 3.75% due 5/1/2028 (put 3/1/2024)	2,500,000	2,500,000
	Warsaw Community Schools (Insured: State Intercept) GO, 5.00% due 7/15/2024 - 1/15/2025	1,510,000	1,526,959

SCHEDULE OF INVESTMENTS, Continued
Thornburg Short Duration Municipal Fund	December 31, 2023 (Unaudited)

	ISSUER-DESCRIPTION	Principal Amount	VALUE
	Westfield-Washington Schools (Insured: State Intercept) GO, Series C, 6.00% due 7/15/2025 - 1/15/2026	$1,010,000	$ 1,062,105
	Iowa — 2.8%
[a]	PEFA, Inc. (Guaranty: Goldman Sachs Group, Inc.), 5.00% due 9/1/2049 (put 9/1/2026)	3,600,000	3,687,286
	Kansas — 1.0%
	Kansas Independent College Finance Authority (Ottawa University), Series B, 7.30% due 5/1/2024	1,350,000	1,362,093
	Kentucky — 2.1%
	County of Boone (Duke Energy Kentucky, Inc.), Series A, 3.70% due 8/1/2027	1,000,000	991,695
[a]	Kentucky Public Energy Authority (Guaranty: Morgan Stanley Group), Series C-1, 4.00% due 12/1/2049 (put 6/1/2025)	1,680,000	1,689,099
	Louisiana — 2.7%
[a]	Louisiana Offshore Terminal Authority (Loop LLC), Series A-R, 4.20% due 9/1/2033 (put 9/1/2028)	1,000,000	1,038,014
[a]	Plaquemines Port Harbor & Terminal District (International Marine Terminals Partnership; LOC Wells Fargo Bank NA), Series A, 4.00% due 3/15/2025 (put 3/15/2024)	1,500,000	1,499,665
[a]	State of Louisiana Gasoline & Fuels Tax Revenue, Series A, 4.273% (SOFR + 0.50%) due 5/1/2043 (put 5/1/2026)	985,000	979,509
	Massachusetts — 1.9%
[a,b]	Massachusetts (Mass General Brigham, Inc.) DFA, Series T-1, 4.47% (MUNIPSA + 0.60%) due 7/1/2049 (put 1/29/2026)	2,500,000	2,497,902
	Michigan — 1.4%
[a]	Michigan Finance Authority (Bronson Health Care Group Obligated Group), Series B, 5.00% due 11/15/2044 (put 11/16/2026)	1,730,000	1,803,475
	Minnesota — 0.8%
[a]	City of Mounds View Multifamily Housing Revenue (Sherman Forbes Project), Series A, 4.05% due 11/1/2026 (put 11/1/2024)	1,000,000	1,001,878
	Mississippi — 1.1%
[a]	County of Jackson (Chevron Corp.) GO, 3.75% due 11/1/2024 (put 2/1/2024)	1,500,000	1,500,484
	Montana — 0.8%
	City of Forsyth (NorthWestern Corp.), 3.875% due 7/1/2028	1,000,000	1,011,608
	Nebraska — 0.6%
	Central Plains Energy Project (Guaranty: Royal Bank of Canada), 4.00% due 8/1/2024	250,000	249,992
	Gretna Public Schools GO, Series B, 5.00% due 12/15/2027	500,000	521,792
	Nevada — 1.6%
[a]	County of Clark (Nevada Power Co.), 3.75% due 1/1/2036 (put 3/31/2026)	1,000,000	1,019,311
[a]	Nevada Housing Division (Fairfield Woodcreek LLC), 5.00% due 12/1/2025 (put 12/1/2024)	1,000,000	1,011,601
	New Jersey — 1.7%
	City of Jersey (Municipal Utilities Authority Water Fund), Series B, 4.00% due 5/3/2024	1,000,000	1,002,453
	Essex County Improvement Authority, 5.00% due 7/3/2024	500,000	504,419
	New Jersey Transportation Trust Fund Authority (State Transportation System Improvements), Series A, 5.00% due 6/15/2024	150,000	151,302
	Township of Springfield /Burlington County GO, 4.75% due 9/5/2024	600,000	606,137
	New Mexico — 2.4%
[a]	City of Farmington (Public Service Co. of New Mexico), Series E, 1.15% due 6/1/2040 (put 6/1/2024)	1,500,000	1,478,976
	City of Santa Fe Gasoline Tax GRT, 5.00% due 6/1/2025	380,000	391,907
	Las Cruces School District No. 2 (State Aid Withholding) GO, 5.00% due 8/1/2026	1,000,000	1,060,522
	New Mexico Municipal Energy Acquisition Authority (Guaranty: Royal Bank of Canada), Series A, 4.00% due 5/1/2024	250,000	250,501
	New York — 3.1%
[a]	Metropolitan Transportation Authority (Green Bond), Series A, 5.00% due 11/15/2048 (put 11/15/2024)	500,000	508,051
[a]	New York City Housing Development Corp., Series F-2A, 3.40% due 11/1/2062 (put 12/22/2026)	1,100,000	1,091,882
	Oneida County Local Development Corp. (Utica College), 5.00% due 7/1/2025	355,000	360,572
[a]	Rockland County (Rockland Gardens Housing Partners LP) IDA, 4.65% due 5/1/2027 (put 5/1/2025)	1,600,000	1,611,595
[a]	Triborough Bridge & Tunnel Authority (Metropolitan Transportation Authority Payroll Mobility Tax Revenue), Series B2, 5.00% due 5/15/2050 (put 5/15/2026)	500,000	527,598
	Ohio — 2.2%
	Akron, Bath & Copley Joint Township Hospital District (Summa Health System Obligated Group), 5.00% due 11/15/2027	735,000	774,359
[a]	County of Allen Hospital Facilities Revenue (Bon Secours Mercy Health, Inc.), Series B-1, 5.00% due 10/1/2049 (put 8/3/2027)	2,000,000	2,149,844
	Oklahoma — 2.4%
	Canadian County Educational Facilities Authority (Mustang Public Schools Project) ISD, 5.00% due 9/1/2027	1,000,000	1,051,496
	Cushing Educational Facilities Authority (Payne County No. 67 Cushing) ISD, 5.00% due 9/1/2028	500,000	539,126
	Rogers County Educational Facilities Authority (School District No. 2 Catoosa), 5.00% due 9/1/2026	1,500,000	1,587,483
	Oregon — 0.8%
	State of Oregon Housing & Community Services Department (Susan Emmons LP), Series S-2, 4.35% due 6/1/2024	1,000,000	1,001,290
	Pennsylvania — 5.6%
	Allegheny County Hospital Development Authority (UPMC Obligated Group), Series A, 5.00% due 7/15/2025	1,500,000	1,547,088
[a]	Bethlehem Area School District Authority (State Aid Withholding), Series B, 3.961% (SOFR + 0.35%) due 7/1/2031 (put 11/1/2025)	1,850,000	1,834,086
[a]	Montgomery County (Constellation Energy Generation LLC) IDA, Series A, 4.10% due 4/1/2053 (put 4/3/2028)	1,065,000	1,085,371
	Northeastern Pennsylvania Hospital & Education Authority (King’s College), 5.00% due 5/1/2024 - 5/1/2026	1,260,000	1,271,248
[a]	Pennsylvania (Republic Services, Inc.) EDFA, Series B, 4.30% due 12/1/2030 (put 4/1/2024)	750,000	750,000

SCHEDULE OF INVESTMENTS, Continued
Thornburg Short Duration Municipal Fund	December 31, 2023 (Unaudited)

	ISSUER-DESCRIPTION	Principal Amount	VALUE
	Pennsylvania (UPMC Obligated Group) EDFA, 5.00% due 3/15/2026	$ 220,000	$ 230,043
[a]	Pennsylvania Housing Finance Agency (Cambridge Community Partners LP), Series B, 5.00% due 11/1/2026 (put 11/1/2025)	500,000	516,137
	Tennessee — 2.7%
	Johnson City Health & Educational Facilities Board (Ballad Health Obligated Group), Series A, 5.00% due 7/1/2024	500,000	503,939
[a]	Knox County Health Educational & Housing Facility Board (Gleason Partners LP), 3.95% due 12/1/2027 (put 12/1/2025)	2,000,000	2,033,068
[a]	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board (Northview Housing Development LP), Series B, 3.85% due 2/1/2045 (put 2/1/2025)	1,000,000	1,001,291
	Texas — 14.4%
[a]	Boerne School District (Insured: PSF-GTD) ISD GO, 3.125% due 2/1/2053 (put 2/1/2027)	1,000,000	1,018,825
	Cameron County Housing Finance Corp. (Sunland Country LP), 3.95% due 2/1/2024	1,000,000	1,000,413
[a]	City of Dallas Housing Finance Corp. (Ash Creek Housing LLC), 5.00% due 7/1/2026 (put 12/1/2025)	500,000	518,555
	City of Georgetown Utility System Revenue (Insured: BAM), 5.00% due 8/15/2024 - 8/15/2026	1,505,000	1,554,669
[a]	Denton (Insured: PSF-GTD) ISD GO, Series B, 2.00% due 8/1/2044 (pre-refunded 8/1/2024)	135,000	134,249
[a]	Dickinson (Insured: PSF-GTD) ISD GO, 3.50% due 8/1/2037 (put 8/1/2025)	1,000,000	1,009,047
[a]	Grand Parkway Transportation Corp., 5.00% due 10/1/2052 (put 4/1/2028)	1,000,000	1,095,699
	Harris County Cultural Education Facilities Finance Corp. (Texas Medical Center), Series A, 5.00% due 5/15/2027	2,000,000	2,142,470
[a]	Houston (Insured: PSF-GTD) ISD GO, Series C, 4.00% due 6/1/2039 (put 6/1/2025)	1,000,000	1,015,845
[a]	Houston Housing Finance Corp. (Temenos Permanent Affordable LLC), 4.08% due 8/1/2024 (put 2/1/2024)	1,000,000	1,000,427
	Lower Colorado River Authority (LCRA Transmission Services Corp.), Series A, 5.00% due 5/15/2024	750,000	756,009
[a]	North East (Insured: PSF-GTD) ISD GO, 3.60% due 8/1/2052 (put 8/1/2024)	1,000,000	1,004,898
[a]	Northside (Insured: PSF-GTD) ISD GO, Series B, 3.00% due 8/1/2053 (put 8/1/2026)	1,000,000	1,008,703
	Texas Municipal Gas Acquisition & Supply Corp. III (Guaranty: Macquarie Group Ltd.), 5.00% due 12/15/2025 - 12/15/2026	1,125,000	1,148,658
[a]	Texas State Affordable Housing Corp. (AHFC-FC Norman Housing LP), 3.625% due 1/1/2045 (put 1/1/2027)	1,000,000	1,007,082
[a]	Texas State Affordable Housing Corp. (Eden Court Senior Housing LP), 5.00% due 4/1/2043 (put 4/1/2026)	1,000,000	1,026,177
	Texas Transportation Commission (Central Texas Turnpike System), Series C, 5.00% due 8/15/2025	240,000	241,371
[a]	Travis County Housing Finance Corp. (Austin Gateway Apartments LP), 4.125% due 6/1/2045 (put 6/1/2027)	2,000,000	2,042,188
	Utah — 0.8%
[a]	County of Utah (Intermountain Healthcare Obligated Group), Series B, 5.00% due 5/15/2060 (put 8/1/2024)	1,000,000	1,010,693
	Virginia — 1.8%
[a]	Halifax County IDA, Series A, 1.65% due 12/1/2041 (put 5/31/2024)	500,000	496,930
[a]	Harrisonburg Redevelopment & Housing Authority (John Early Seniors Housing LP), 4.00% due 12/1/2027 (put 12/1/2025)	910,000	916,599
	Virginia Small Business Financing Authority (National Senior Campuses, Inc. Obligated Group), Series A, 5.00% due 1/1/2025 - 1/1/2027	900,000	920,912
	Washington — 1.9%
[a]	Washington State Housing Finance Commission (Ardea Twg LLLP), 5.00% due 12/1/2043 (put 2/1/2027)	1,000,000	1,041,665
	Washington State Housing Finance Commission (Eastside Retirement Association Obligated Group), Series B-2, 4.00% due 7/1/2026	1,450,000	1,450,254
	Wisconsin — 6.0%
	County of Waushara GO, Series A, 4.50% due 6/1/2027	1,260,000	1,289,456
[a]	Public Finance Authority (Duke Energy Progress LLC), Series A-1, 3.30% due 10/1/2046 (put 10/1/2026)	2,000,000	2,001,866
	Public Finance Authority (Renown Regional Medical Center), Series A, 5.00% due 6/1/2027	350,000	367,824
	Public Finance Authority (United Methodist Retirement Homes, Inc. Obligated Group), Series A, 4.00% due 10/1/2025 - 10/1/2026	590,000	575,359
	Racine USD, Series B, 4.125% due 4/1/2025	1,500,000	1,501,623
	Village of Kimberly, 4.00% due 6/1/2024	1,115,000	1,116,376
[a]	Wisconsin Housing & EDA Housing Revenue, Series E, 3.875% due 11/1/2054 (put 5/1/2027)	1,000,000	1,004,946
	Total Long-Term Municipal Bonds — 97.8% (Cost $126,461,505)		127,232,358
	Short-Term Municipal Bonds — 1.9%
	Texas — 1.9%
[a]	Port of Port Arthur Navigation District (Motiva Enterprises LLC), 4.65% due 4/1/2040 (put 1/2/2024)	2,500,000	2,500,000
	Total Short-Term Municipal Bonds — 1.9% (Cost $2,500,000)		2,500,000
	Total Investments — 99.7% (Cost $128,961,505)		$129,732,358
	Other Assets Less Liabilities — 0.3%		337,861
	Net Assets — 100.0%		$130,070,219

SCHEDULE OF INVESTMENTS, Continued
Thornburg Short Duration Municipal Fund	December 31, 2023 (Unaudited)

Footnote Legend
a	Variable, floating, step, or fixed to floating rate securities are securities for which interest rate changes are based on changes in a designated base rate or on a predetermined schedule. The rates shown are those in effect on December 31, 2023.
b	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are restricted but liquid and may only be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of December 31, 2023, the aggregate value of these securities in the Fund’s portfolio was $2,497,902, representing 1.92% of the Fund’s net assets.
Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:
AGM	Insured by Assured Guaranty Municipal Corp.
BAM	Insured by Build America Mutual Insurance Co.
DFA	Development Finance Authority/Agency
EDA	Economic Development Authority
EDFA	Economic Development Financing Authority
ETM	Escrowed to Maturity
FHLMC	Collateralized by Federal Home Loan Mortgage Corp.
FNMA	Collateralized by Federal National Mortgage Association
GNMA	Collateralized by Government National Mortgage Association
GO	General Obligation
GRT	Gross Receipts Tax
HDA	Housing Development Authority
HFA	Health Facilities Authority
HFFA	Health Facilities Financing Authority
IDA	Industrial Development Authority/Agency
IDB	Industrial Development Board
ISD	Independent School District
LOC	Letter of Credit
MUNIPSA	Securities Industry and Financial Markets Association (SIFMA) Municipal Swap Index
PSF-GTD	Guaranteed by Permanent School Fund
SOFR	Secured Overnight Financing Rate
SPA	Stand-by Purchase Agreement
USD	Unified School District

NOTES TO SCHEDULE OF INVESTMENTS
Thornburg Short Duration Municipal Fund	December 31, 2023 (Unaudited)

NOTE 1 – ORGANIZATION
Thornburg Short Duration Municipal Fund (the “Fund”) is a diversified series of Thornburg Investment Trust (the “Trust”). The Trust is organized as a Massachusetts business trust under a Declaration of Trust dated June 3, 1987 and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund is currently one of twenty-four separate series of the Trust. Each series is considered to be a separate entity for financial reporting and tax purposes. The Fund currently offers two classes of shares of beneficial interest: Class A and Institutional Class (“Class I”).
NOTE 2 – SECURITY VALUATION
Valuation of the Fund’s portfolio investment securities is performed by Thornburg Investment Management, Inc., the Trust’s investment advisor (the "Advisor"), which has been designated by the Trustees of the Trust (the "Trustees") as the Fund’s "valuation designee," as that term is defined in rule 2a-5 under the 1940 Act. The Advisor performs this valuation function under the supervision of the Trustees and in accordance with policies and procedures that have been adopted by the Advisor and approved by the Trustees (the “Valuation Policy and Procedures”).
In its capacity as the Fund’s valuation designee, the Advisor makes good faith determinations of the fair value of portfolio securities for which market quotations are not readily available, and otherwise complies with and administers the Valuation Policy and Procedures. The Advisor performs those functions in significant measure through its Valuation and Pricing Committee (the “Committee”), though the Advisor may also obtain the assistance of others, including professional pricing service providers selected and approved by the Committee. In accordance with the Valuation Policy and Procedures, the Committee: assesses and manages the material risks associated with determining the fair value of those Fund investments for which market quotations are not readily available; selects and applies methodologies for determining and calculating such fair values; periodically reviews and tests the appropriateness and accuracy of those methodologies; monitors for circumstances that may necessitate the use of fair value; and approves, monitors, and evaluates pricing services engaged to provide evaluated prices for the Fund’s investments. The Committee provides reports on its activities to the Trustees’ Audit Committee, which is responsible for overseeing the Committee’s and the Advisor’s work in discharging the functions under the Valuation Policy and Procedures.
In those instances when the Committee assists in calculating a fair value for a portfolio investment, the Committee seeks to determine the price that the Fund would reasonably expect to receive upon a sale of the investment in an orderly transaction between market participants on the valuation date. The Committee customarily utilizes quotations from securities broker dealers in calculating valuations, but also may utilize prices obtained from pricing service providers or other methods selected by the Committee. Because fair values calculated by the Committee are estimates, the calculation of a fair value for an investment may differ from the price that would be realized by the Fund upon a sale of the investment, and the difference could be material to the Fund’s financial statements. The Committee’s calculation of a fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.
Valuation of Securities: Debt obligations held by the Fund which are not listed or traded on exchanges or for which no reported market exists are ordinarily valued at the valuation obtained from a pricing service provider approved by the Committee.
In any case when a pricing service provider fails to provide a valuation for a debt obligation held by the Fund, the Committee may calculate a fair value for the obligation using alternative methods selected and approved by the Committee. Additionally, in cases when the Committee believes that a valuation obtained from a pricing service provider is stale, does not reflect material factors affecting the valuation of the investment, is significantly different than the value the Fund is likely to obtain if it sought a bid for the investment, or is otherwise unreliable, the Committee may calculate a fair value for the obligation using an alternative method selected and approved by the Committee.